Intangible assets - Intangible Assets with Finite Lives (Details) - CAD ($)	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 161,700,000
Intangible assets, ending balance	155,000,000.0	$ 161,700,000
Impairment loss on intangible assets	0	0
Intangible assets with finite lives
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	45,900,000
Intangible assets, ending balance	39,200,000	45,900,000
Intangible assets with finite lives | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	72,500,000	57,600,000
Additions	7,200,000	21,200,000
Disposal		(100,000)
IFRS 16 initial direct costs		(6,700,000)
Transfers	0	0
Impact of foreign currency translation	(1,000,000.0)	500,000
Intangible assets, ending balance	78,700,000	72,500,000
Intangible assets with finite lives | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(26,600,000)	(17,800,000)
Amortization	13,500,000	9,800,000
IFRS 16 initial direct costs		(1,200,000)
Impact of foreign currency translation	(600,000)	200,000
Intangible assets, ending balance	(39,500,000)	(26,600,000)
Intangible assets with finite lives | ERP software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	15,300,000
Intangible assets, ending balance	13,300,000	15,300,000
Intangible assets with finite lives | ERP software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	24,400,000	12,800,000
Additions	200,000	0
Disposal		0
IFRS 16 initial direct costs		0
Transfers	1,300,000	11,300,000
Impact of foreign currency translation	(400,000)	300,000
Intangible assets, ending balance	25,500,000	24,400,000
Intangible assets with finite lives | ERP software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(9,100,000)	(5,600,000)
Amortization	3,300,000	3,400,000
IFRS 16 initial direct costs		0
Impact of foreign currency translation	(200,000)	100,000
Intangible assets, ending balance	(12,200,000)	(9,100,000)
Intangible assets with finite lives | Computer software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	10,900,000
Intangible assets, ending balance	13,300,000	10,900,000
Intangible assets with finite lives | Computer software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	21,400,000	13,900,000
Additions	1,900,000	1,400,000
Disposal		(100,000)
IFRS 16 initial direct costs		0
Transfers	5,500,000	6,000,000.0
Impact of foreign currency translation	(500,000)	200,000
Intangible assets, ending balance	28,300,000	21,400,000
Intangible assets with finite lives | Computer software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(10,500,000)	(7,100,000)
Amortization	4,900,000	3,300,000
IFRS 16 initial direct costs		0
Impact of foreign currency translation	(400,000)	100,000
Intangible assets, ending balance	(15,000,000.0)	(10,500,000)
Intangible assets with finite lives | Lease rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Lease rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	6,700,000
Additions	0	0
Disposal		0
IFRS 16 initial direct costs		(6,700,000)
Transfers	0	0
Impact of foreign currency translation	0	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Lease rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	(1,200,000)
Amortization	0	0
IFRS 16 initial direct costs		(1,200,000)
Impact of foreign currency translation	0	0
Intangible assets, ending balance	0	0
Intangible assets with finite lives | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	7,100,000
Intangible assets, ending balance	5,700,000	7,100,000
Intangible assets with finite lives | Intellectual property | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	14,100,000	9,000,000.0
Additions	100,000	200,000
Disposal		0
IFRS 16 initial direct costs		0
Transfers	3,900,000	4,900,000
Impact of foreign currency translation	(100,000)	0
Intangible assets, ending balance	18,000,000.0	14,100,000
Intangible assets with finite lives | Intellectual property | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	(7,000,000.0)	(3,900,000)
Amortization	5,300,000	3,100,000
IFRS 16 initial direct costs		0
Impact of foreign currency translation	0	0
Intangible assets, ending balance	(12,300,000)	(7,000,000.0)
Intangible assets with finite lives | In progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	12,600,000
Intangible assets, ending balance	6,900,000	12,600,000
Intangible assets with finite lives | In progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	12,600,000	15,200,000
Additions	5,000,000.0	19,600,000
Disposal		0
IFRS 16 initial direct costs		0
Transfers	(10,700,000)	(22,200,000)
Impact of foreign currency translation	0	0
Intangible assets, ending balance	6,900,000	12,600,000
Intangible assets with finite lives | In progress | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	0	0
Amortization	0	0
IFRS 16 initial direct costs		0
Impact of foreign currency translation	0	0
Intangible assets, ending balance	$ 0	$ 0